STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) (Parenthetical) - shares	12 Months Ended
	May. 31, 2014	Jan. 23, 2014	Aug. 27, 2013
Common Stock Shares Issued	28,767,582
Common Stock [Member]
Common Stock Shares Issued		471,334	9,369,565
Issuance During Period 1st
Common Stock issued, issuance date	Aug. 27, 2013
Issuance During Period 2nd
Common Stock issued, issuance date	Jan. 23, 2014